Financing Receivables and Related Allowance for Doubtful Accounts (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts, Ending balance	¥ 7,820
Ending balance: collectively evaluated for impairment	7,632
Ending balance: individually evaluated for impairment	188
Financing receivable, Ending balance	471,033
Ending balance: collectively evaluated for impairment	470,845
Ending balance: individually evaluated for impairment	188
Installment Receivable
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts, Ending balance	4,504
Ending balance: collectively evaluated for impairment	4,504
Financing receivable, Ending balance	303,124
Ending balance: collectively evaluated for impairment	303,124
Credit Card Receivable
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts, Ending balance	3,085
Ending balance: collectively evaluated for impairment	3,085
Financing receivable, Ending balance	160,446
Ending balance: collectively evaluated for impairment	160,446
Other Receivables
Financing Receivable, Impaired [Line Items]
Allowance for doubtful accounts, Ending balance	231
Ending balance: collectively evaluated for impairment	43
Ending balance: individually evaluated for impairment	188
Financing receivable, Ending balance	7,463
Ending balance: collectively evaluated for impairment	7,275
Ending balance: individually evaluated for impairment	¥ 188